Leases - Lease costs (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Leases [Abstract]
Operating lease cost	$ 447	$ 501	$ 214
Other information
Cash paid for amounts included in the measurement of operating lease liabilities	435	369	182
Right-of-use assets obtained in exchange for new operating leases	$ 0	$ 0	$ 2,212